Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [Abstract]
Property, plant and equipment

13.              Property, plant and equipment

(a)             Change

		Land	Buildings and Improvements	Machinery, Equipment and Facilities	Projects and Stoppage in Progress (i)	Other	Total

Cost		471,655	5,530,714	36,804,409	3,495,965	1,404,759	47,707,502
Accumulated depreciation/depletion			(1,111,642)	(16,595,497)		(663,653)	(18,370,792)
Balance as of December 31, 2016		471,655	4,419,072	20,208,912	3,495,965	741,106	29,336,710

Acquisitions				149,018	2,090,157	6,066	2,245,241
Additions for acquisition of subsidiary		14,937	122,846	63,081	46,833	92,052	339,749
Capitalized financial charges					130,272		130,272
Foreign currency translation adjustment		5,600	168,554	387,757	56,425	4,877	623,213
Transfers by concluded projects	(ii)	29,703	145,622	2,216,704	(2,539,041)	147,012
Other, net of depreciation/depletion		(21,249)	(5,149)	(166,585)	(5,946)	(12,342)	(211,271)
Depreciation / depletion			(280,448)	(2,275,788)		(146,068)	(2,702,304)
Net book value		500,646	4,570,497	20,583,099	3,274,665	832,703	29,761,610
Cost		500,646	6,058,259	39,211,042	3,274,665	1,755,092	50,799,704
Accumulated depreciation/depletion			(1,487,762)	(18,627,943)		(922,389)	(21,038,094)
Balance as of December 31, 2017		500,646	4,570,497	20,583,099	3,274,665	832,703	29,761,610

(i)             On December 31, 2017, the main amounts recorded under this item corresponded to expenses with scheduled maintenance shutdowns in Brazil and at overseas plants that are either in the preparation phase or ongoing (R$578,920), capitalized financial charges (R$174,333), inventories of spare parts (R$441,262), strategic projects in Brazil (R$436,460), which include the processing of ethane at UNIB BA and the strategic projects of Braskem America (R$552,727), such as the construction of the new unit of polypropylene production in the United States (Note 1(a.iii)). The remainder corresponds mainly to various projects for maintaining the production capacity of plants.

(ii)           Related mainly to expenses incurred by the Braskem, which were transferred to “Machinery, equipment and facilities” (R$1,592,844).

The machinery, equipment and facilities of the Company require inspections, replacement of components and maintenance in regular intervals. The Company makes shutdowns in regular intervals that vary from two to six years to perform these activities. These shutdowns can involve the plant as a whole, a part of it, or even relevant pieces of equipment, such as industrial boilers, turbines and tanks. Shutdowns that take place every six years, for example, are usually made for the maintenance of industrial plants as a whole. Expenses with each scheduled shutdown are included in property, plant and equipment items that were the subject matter of the stoppage and are fully depreciated until the beginning of the following related stoppage. The expenditures with personnel, the consumption of small materials, maintenance and the related services from third parties are recorded, when incurred, as production costs. Property, plant and equipment items are depreciated on a straight-line basis. Projects in progress are not depreciated. Depreciation begins when the assets are available for use.

Based on the analysis cited in Note 3.4(a), the Management of Braskem believes that the plants will operate at their full capacity, or close to it, within the projected period, therefore impairment tests of these assets were not necessary. The prices of products manufactured by the Company are quoted in international markets, in the short or medium term, and adjust to the prices of raw materials to preserve the historical margins of the business.

In 2017, the financial charges were capitalized in the amount of R$130,272 (R$367,780 in 2016). The average rate of these charges in the year was 7.78% p.a. (8.12% p.a. in 2016).

(b)             Property, plant and equipment by country

	2017	2016

Brazil	16,665,988	16,939,745
Mexico	10,581,347	10,522,536
United States of America	2,275,987	1,668,399
Germany	229,328	205,650
Other	8,960	380
	29,761,610	29,336,710